Business Combinations (Aggregate Fair Value) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Business Combination, Separately Recognized Transactions [Line Items]
Goodwill acquisitions	$ 0	$ 1,892	$ 205,670	$ 19,879
Propane and related equipment sales [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Working capital			233		$ 7,302
Working capital				(919)
Customer tanks, buildings, land, salt water disposal wells, and other			236	14,519	5,155
Goodwill acquisitions	0	0	0	2,922	4,640
Trade names & trademarks			0	0	3,291
Aggregate fair value of transactions			7,731	38,661	39,221
Propane and related equipment sales [Member] | Customer Lists [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Amortized intangible assets acquired			6,569	19,480	12,211
Propane and related equipment sales [Member] | Non-Compete Agreements [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Amortized intangible assets acquired			693	2,659	944
Propane and related equipment sales [Member] | Other Intangible Assets [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Amortized intangible assets acquired			0	0	5,678
Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Assets	(7,673)	(8,440)
Working capital			1,783
Goodwill, Purchase Accounting Adjustments	10,184	(5,649)
Working capital	(5,890)	(6,657)
Goodwill	203,495	187,662
Goodwill acquisitions	0	1,892	193,311	0
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred	0	0
Aggregate fair value of transactions	822,452	822,452	822,452
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	2,375	2,375	2,375
Midstream - Crude Oil Logistics [Member] | Customer Lists [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	(2,511)	15,289
Amortized intangible assets acquired	259,300	277,100	261,811
Midstream - Crude Oil Logistics [Member] | Non-Compete Agreements [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	0	(4,800)
Amortized intangible assets acquired	14,800	10,000	14,800
Midstream Operations - Water Solutions [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Working capital			1,155	490	0
Goodwill acquisitions	0	0	12,359	16,957	0
Aggregate fair value of transactions			74,677	130,340	0
Midstream Operations - Water Solutions [Member] | Customer Lists [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Amortized intangible assets acquired			38,846	64,000	0
Midstream Operations - Water Solutions [Member] | Non-Compete Agreements [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Amortized intangible assets acquired			3,639	13,300	0
Midstream Operations - Water Solutions [Member] | Permits and favorable lease arrangements [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Amortized intangible assets acquired			6,269	10,683	0
Transportation Equipment [Member] | Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment	0	0
Customer tanks, buildings, land, salt water disposal wells, and other	293,491	293,491	293,491
Customer tanks, buildings, land and other [Member] | Midstream Operations - Water Solutions [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Customer tanks, buildings, land, salt water disposal wells, and other			1,704	622	0
Salt water disposal wells [Member] | Midstream Operations - Water Solutions [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Customer tanks, buildings, land, salt water disposal wells, and other			10,705	$ 24,288	$ 0
Injection Stations and Pipelines [Member] | Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment	0	0
Customer tanks, buildings, land, salt water disposal wells, and other	41,632	41,632	41,632
Computer And Office Equipment [Member] | Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment	0	0
Customer tanks, buildings, land, salt water disposal wells, and other	7,449	7,449	7,449
Trademarks and Trade Names [Member] | Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	0	3,600
Trade names & trademarks	5,800	9,400	$ 5,800
Other Noncurrent Assets [Member] | Midstream - Crude Oil Logistics [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Assets	$ 0	$ 0